Stockholders’ Deficit (Details) - USD ($)						1 Months Ended					9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 27, 2022	Jul. 26, 2022	Jul. 01, 2022	Feb. 14, 2022	Oct. 22, 2021	Jan. 21, 2022	Oct. 22, 2021	Sep. 29, 2021	Aug. 31, 2021	Aug. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2021	Aug. 22, 2022	Jul. 31, 2022
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, shares authorized											1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)											$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares subject to forfeiture									412,500
Converted basis percentage											20.00%	20.00%
Promissory note (in Dollars)										$ 285,778
Interest rate											1.00%			1.00%
Proceeds received (in Dollars)												$ 10,141,998
Digerati Technologies, Inc [Member]
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, shares authorized													50,000,000		50,000,000
Preferred stock, par value (in Dollars per share)													$ 0.001		$ 0.001
Common stock, shares authorized													500,000,000		500,000,000
Common stock, par value (in Dollars per share)													$ 0.001		$ 0.001
Common stock, shares issued													138,538,039		142,088,039
Promissory note (in Dollars)						$ 460,000	$ 150,000	$ 75,000	$ 75,000				$ 2,100,000
Promissory note interest rate						8.00%	8.00%	8.00%	8.00%
Issued shares of common stock		30,000		34,150	300,000	600,000	300,000	150,000	150,000
Fair value (in Dollars)	$ 22,093				$ 13,965			$ 10,788	$ 13,635
Debt discount (in Dollars)						$ 60,892
Issued shares	300,000	300,000	1,500,000
Principal amount outstanding (in Dollars)		$ 50,000		$ 75,000
Loss on extinguishment debt description				The Company recognized a loss on extinguishment of debt for both the $75,000 increase in principal and $34,150 fair value of shares issued and charged the total $109,150 to interest expense at the time of the extension.
Fair market value (in Dollars)			$ 125,250										$ 146,942
Recognized a loss (in Dollars)		50,000
Fair value of shares issued (in Dollars)		30,000
Interest expense (in Dollars)		$ 80,000
Aggregate principal amount (in Dollars)	$ 165,000														$ 10,000,000
Interest rate	8.00%
Related expenses and closing fees (in Dollars)	$ 19,500
Net proceeds (in Dollars)	100,000
Amortization discount (in Dollars)	$ 19,500
Non-standardized profit-sharing plan													7,858,820
Cash compensation													264,712
Proceeds received (in Dollars)													$ 33,000
Exercise warrants													330,000
Exercise price per warrant (in Dollars per share)													$ 0.1
Accrued compensation													554,010
Payment of debt (in Dollars)													$ 17,965
Digerati Technologies, Inc [Member] | Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Issued shares				250,000
Digerati Technologies, Inc [Member] | Accounts Payable [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares issued													1,000,000
Accounts payable (in Dollars)													$ 60,500
Digerati Technologies, Inc [Member] | Promissory Note [Member]
Stockholders’ Deficit (Details) [Line Items]
Promissory note extension agreement (in Dollars)													400,000
Digerati Technologies, Inc [Member] | Promissory Note [Member]
Stockholders’ Deficit (Details) [Line Items]
Fair market value (in Dollars)													$ 58,760
Professional services [Member] | Digerati Technologies, Inc [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares issued													4,250,000
Professional services (in Dollars)													$ 222,950
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized											100,000,000	100,000,000
Common stock, par value (in Dollars per share)											$ 0.0001	$ 0.0001
Common shares outstanding											12,808,125	12,808,125
common stock, shares outstanding											12,650,000	12,650,000
Common stock, shares issued											158,125	158,125
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized											20,000,000	20,000,000
Common stock, par value (in Dollars per share)											$ 0.0001	$ 0.0001
common stock, shares outstanding											3,162,500	3,162,500
Common stock, shares issued											3,162,500	3,162,500
Common stock vote, description												Holders of the Class B common stock are entitled to one vote for each share.
Common stock issued and outstanding, description												At December 31, 2021, there were 3,162,500 shares of Class B common stock issued and outstanding, after giving retroactive effect to the stock dividend that the Company effected in August 2021, of which 412,500 shares were subject to forfeiture to the extent that the underwriter’s over-allotment option was not exercised in full.
Common Stock [Member] | Digerati Technologies, Inc [Member]
Stockholders’ Deficit (Details) [Line Items]
Issued shares													330,000
Series C Convertible Preferred Stock [Member] | Digerati Technologies, Inc [Member]
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, par value (in Dollars per share)													$ 0.001		$ 0.001
Preferred stock, shares issued													55,400		55,400
Preferred stock, shares outstanding													55,400		55,400
Issued shares													55,400
Series B Convertible Preferred Stock [Member] | Digerati Technologies, Inc [Member]
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, par value (in Dollars per share)													$ 0.001		$ 0.001
Preferred stock, shares issued													425,442		425,442
Preferred stock, shares outstanding													425,442		425,442
Issued shares													17,965
Debt [Member] | Digerati Technologies, Inc [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares issued													21,275,629
Settlement of debt (in Dollars)													$ 428,375